Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of restricted stock units (RSUs) activity
Restricted stock units (RSUs) activity is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value

Balance, December 31, 2021	2,090,865	$2.34
RSUs granted	634,000	1.28
RSUs vested	(810,967)	2.52
RSUs canceled	(206,035)	1.87

Balance, September 30, 2022	1,707,863	$1.91

Restricted stock units (RSUs) activity is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance, December 31, 2020	1,001,898	$1.94
RSUs granted	1,859,600	2.48
RSUs vested	(445,020)	2.01
RSUs canceled	(325,613)	2.36

Balance, December 31, 2021	2,090,865	$2.34

Summary of stock option activity
Stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)

Balance, December 31, 2021 (1)	27,058,484	$1.04	8.21	$6,889
Options granted	3,166,600	1.26	9.48	1,116
Options exercised	(176,463)	0.70	2.20	144
Options expired	(548,548)	0.96	—	376
Options forfeited	(1,329,159)	1.24	—	606

Balance, September 30, 2022	28,170,914	1.07	7.77	11,858

Vested and Exercisable, September 30, 2022	7,697,082	$0.89	6.71	$6,233

Vested and Exercisable and Expected to Vest, September 30, 2021	28,170,914	$1.07	7.77	$11,858

(1)	The number of options exercised excludes the common stock options that were legally exercised in exchange of the nonrecourse promissory notes during the year ended December 31, 2021.

Stock Options
Stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)
Balance, December 31, 2020	25,200,540	$1.04	8.29	$1,046
Options granted	8,755,252	1.25	8.39	3,435
Options exercised (1)	(2,324,444)	0.76	7.53	6,082
Options expired	(345,912)	0.77	—	183
Options forfeited	(4,226,952)	0.73	—	2,445

Balance, December 31, 2021	27,058,484	$1.04	8.21	$6,889

Vested and Exercisable , December 31, 2021	6,611,245	$0.78	7.02	$3,268

Vested and Exercisable and Expected to Vest , December 31, 2021	27,058,484	$1.04	8.21	$6,889

(1)	The number of options exercised excludes the common stock options that were legally exercised in exchange of the nonrecourse promissory notes during the year ended December 31, 2021.

Summary of the weighted-average assumptions used in the valuation of stock options granted

December 31,	2021	2020
Expected volatility (%)	80.7	58.0
Risk-free interest rate (%)	1.0	0.1
Expected dividend yield	—	—
Expected term (years)	6.1	6.0

2010 Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the company recognized stock-based compensation expense related to stock options
The
Company recognized stock-based compensation expense related to stock options of $
3,974,000
and $
7,919,000
for the nine months ended September 30, 2022 and 2021, respectively, which was included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

Nine months ended September 30,	2022	2021

Sales and marketing	$731	$1,533
Operations and support	729	947
Technology and product development	988	2,276
General and administrative	1,526	3,163

Total	$3,974	$7,919

The Company recognized stock-based compensation expense related to stock options of $9,656,000, and $1,737,000 for the years ended December 31, 2021 and 2020, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

Year ended December 31,	2021	2020
Sales and marketing	$1,805	$307
Operations	1,217	282
Technology and product development	2,729	432
General and administrative	3,905	716

Total	$9,656	$1,737

2010 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the company recognized stock-based compensation expense related to stock options
The Company recognized stock-based compensation expense related to RSUs of $971,000 and $1,501,000 for the nine months ended September 30, 2022 and 2021, respectively, which was included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

Nine months ended September 30,	2022	2021

Sales and marketing	$181	$252
Operations and support	187	313
Technology and product development	395	666
General and administrative	208	270

Total	$971	$1,501

The Company recognized stock-based compensation expense related to RSUs of $1,812,000 and $908,000 for the years ended December 31, 2021 and 2020, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

Year ended December 31,	2021	2020
Sales and marketing	$305	$164
Operations	378	197
Technology and product development	800	425
General and administrative	329	122

Total	$1,812	$908